- VICTORIA INDUSTRIES, INC. -
                          551 Fifth Avenue, Suite 2020
                               New York, NY 10017

        RE: SECURITIES AND EXCHANGE COMMISSION LETTER FILE NO. 000-31683
        ----------------------------------------------------------------


Mr. Brian K. Bhandari
Staff Accountant
Division of Corporation Finance
Securities and Exchange Commission

                                                                 August 11, 2006

Dear Mr. Bhandari,

In response to your comment letter regarding Victoria Industries, Inc. ("the Company"), we hereby acknowledge that:

     - the Company is responsible for the adequacy and accuracy of the disclosures in our filings;

     - staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

     - the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours truly,


/s/
-----------------------------------------
Albert Abdoulline
President